Acquisitions and Divestitures - Narrative (Details) $ in Thousands				3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 23, 2018 USD ($) branch	Nov. 30, 2017 USD ($) branch shares	Apr. 03, 2017 USD ($)	Jun. 30, 2018 USD ($) shares	Sep. 30, 2018 branch	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2019 USD ($)	Sep. 16, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Goodwill						$ 1,432,787	$ 1,386,853	$ 191,371			$ 191,307
Noninterest expense						1,220,317	842,314	729,084
Number of branches divested | branch					2
Savings classified as held for sale							22,600
Capital Bank Financial Corporation
Business Acquisition [Line Items]
Equity interest issued, number of shares (in shares) | shares		92,042,232
Payments to acquire business		$ 423,600		$ 46,000		469,615
Total consideration paid		$ 2,200,000				2,216,333
Number of shares canceled (in shares) | shares				2,373,220
Number of bank branches operated | branch		178
Assets acquired		$ 9,900,000				9,833,737
Loans		7,300,000				7,276,544
Securities available-for-sale		1,200,000				1,193,393
Deposits		8,100,000				8,140,102
Goodwill						1,192,839
Goodwill expected to be tax deductible		$ 17,000
Acquired finite-lived intangible assets, weighted average useful life		10 years
Coastal Securities, Inc
Business Acquisition [Line Items]
Payments to acquire business			$ 131,473
Assets acquired			418,418
Goodwill			$ 44,964
GE Capital
Business Acquisition [Line Items]
Loans acquired								537,400		$ 537,400
Apex Bank
Business Acquisition [Line Items]
Number of branches divested | branch	2
Savings classified as held for sale	$ 30,000
Loans disposed of	$ 2,000
Portion of Sub-prime Auto Loan Portfolios
Business Acquisition [Line Items]
Loans disposed of				$ 120,000		$ 120,000
Amortization Of Premiums And Accretion Of Discounts | Capital Bank Financial Corporation
Business Acquisition [Line Items]
Noninterest expense							34,500	46,500
Eliminate Amortization Of Premiums And Accretion Of Discounts | Capital Bank Financial Corporation
Business Acquisition [Line Items]
Noninterest expense							24,400	25,900
Amortization Of Acquired Intangibles | Capital Bank Financial Corporation
Business Acquisition [Line Items]
Noninterest expense							$ 15,800	$ 18,000
Scenario, Forecast | Discontinued Operations, Held-for-sale | Subprime Consumer Loans
Business Acquisition [Line Items]
Loans disposed of									$ 25,000